INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in Joint Ventures (Details) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($) Claim	Dec. 31, 2021 USD ($) banks	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of joint ventures [line items]
Investments in joint ventures		$ 1,604	$ 1,604	$ 1,541
Statement of profit or loss
Amortisation of tangible and intangible assets		(477)	(570)	(583)
Finance costs and unwinding of obligations		(116)	(177)	(172)
Interest received		58	27	14
Taxation		(312)	(625)	(250)
Profit (loss) for the year		646	971	(7)
Total comprehensive income for the year, net of tax		541	1,095	7
Statement of financial position
Non-current assets		5,824	5,338	4,881
Cash and cash equivalents		1,154	1,330	456	$ 329
Total assets		7,967	7,672	6,863
Total liabilities		3,906	3,932	4,187
Cash and cash restricted for use		58	73	64
Contingent liabilities		$ 0	$ 97	$ 97
DRC | Claims from Direction Générale des Douanes et Accises | Kibali Goldmines S.A and AngloGold Ashanti | Commencement of major litigation
Statement of financial position
Number of legal claims | Claim	15
DRC | Litigation | Claims from Direction Générale des Douanes et Accises | Commencement of major litigation
Statement of financial position
Contingent liabilities	$ 153
DRC | Litigation | Claims from Direction Générale des Douanes et Accises | Kibali Goldmines S.A and AngloGold Ashanti | Commencement of major litigation
Statement of financial position
Contingent liabilities	$ 339
Kibali
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		45.00%	45.00%	45.00%
Investments in joint ventures		$ 1,604	$ 1,604	$ 1,506
Statement of profit or loss
Revenue		1,470	1,443	1,123
Other operating costs and expenses		(551)	(541)	(479)
Amortisation of tangible and intangible assets		(244)	(241)	(282)
Finance costs and unwinding of obligations		(6)	(6)	(4)
Interest received		6	7	4
Taxation		(181)	(157)	(62)
Profit (loss) for the year		494	505	300
Total comprehensive income for the year, net of tax		494	505	300
Dividends received from joint venture (attributable)		231	140	75
Statement of financial position
Non-current assets		2,361	2,459	2,522
Current assets		162	120	183
Cash and cash equivalents		1,115	944	453
Total assets		3,638	3,523	3,158
Non-current financial liabilities		44	50	45
Other non-current liabilities		226	118	26
Current financial liabilities		14	15	11
Other current liabilities		107	106	66
Total liabilities		391	289	148
Net assets		$ 3,247	3,234	3,010
Kibali | DRC
Statement of financial position
Number of banks | banks		4
Number of domestic banks | banks		2
Kibali Jersey Limited
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)		50.00%
Immaterial joint ventures
Disclosure of joint ventures [line items]
Investments in joint ventures		$ 0	0	35
Sadiola
Disclosure of joint ventures [line items]
Reversal (impairment) of investments in joint ventures		0	0	6
Morila
Disclosure of joint ventures [line items]
Cumulative unrecognised share of losses of the joint ventures:		0	0	8
Yatela
Disclosure of joint ventures [line items]
Cumulative unrecognised share of losses of the joint ventures:		2	1	2
Group’s share of net assets | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures		1,624	1,617	1,505
Other | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures		$ (20)	$ (13)	$ 1